SCHEDULE OF WARRANTS OUTSTANDING (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 $ / shares shares
Warrant one [member]
IfrsStatementLineItems [Line Items]
Date issued	Oct. 30, 2023
Expiry date	Oct. 30, 2026
Exercise price | $ / shares		$ 23.20
Number of warrants outstanding	12,800	12,800
Warrant two [member]
IfrsStatementLineItems [Line Items]
Date issued	Feb. 26, 2024
Expiry date	Feb. 26, 2029
Exercise price | $ / shares	$ 4.4025
Number of warrants outstanding	61,911	61,911
Warrant three [member]
IfrsStatementLineItems [Line Items]
Date issued	May 05, 2025
Expiry date	May 05, 2030
Exercise price | $ / shares		$ 3.9779
Number of warrants outstanding	7,500	7,500
Warrant four [member]
IfrsStatementLineItems [Line Items]
Date issued	Jun. 12, 2025
Expiry date	Jun. 12, 2030
Exercise price | $ / shares		$ 5.0768
Number of warrants outstanding	1,014,500	1,014,500
Warrant five [member]
IfrsStatementLineItems [Line Items]
Date issued	Jul. 21, 2025
Expiry date	Jul. 21, 2030
Exercise price | $ / shares		$ 7.3579
Number of warrants outstanding	3,495,732	3,495,732
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	4,592,443	4,592,443